Condensed Interim Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Concentrate sales	$ 738,283	$ 792,934	$ 3,468,853	$ 5,007,093
Contract processing income		474,188	1,162,678	2,734,822
Total revenue	738,283	1,267,122	4,631,531	7,741,915
OPERATING EXPENSES
Exploration expense				8,738
General production and project costs	1,380,782	1,227,726	5,061,534	5,270,126
Contract processing costs		40,705	127,157	242,758
Depreciation and amortization	163,184	314,688	817,773	1,030,920
Other operating costs	66,484	114,915	545,398	403,025
Legal and professional	66,610	67,771	145,021	183,816
Officers and directors’ fees	92,023	87,889	341,475	345,955
General and administrative	70,283	111,780	301,584	357,948
Gain on disposal of equipment	(5,669)		22,921	239,651
Forward gold contract expense (NOTE 7)	883,334	576,444	3,226,445	2,434,438
TOTAL OPERATING EXPENSES	2,717,031	2,541,918	10,589,308	10,517,375
LOSS FROM OPERATIONS	(1,978,748)	(1,274,796)	(5,957,777)	(2,775,460)
OTHER INCOME (EXPENSE)
Interest and other income	1,390	26	3,130	16,144
Interest expense – equipment financing	(1,399)	(6,291)	(14,458)	(73,022)
Interest expense - other	(284,672)	(56,166)	(520,300)	(123,611)
TOTAL OTHER INCOME (EXPENSE)	(284,681)	(62,431)	(531,628)	(180,489)
NET LOSS BEFORE INCOME TAX	(2,263,429)	(1,337,227)	(6,489,405)	(2,955,949)
Provision (benefit) for income tax
NET LOSS	$ (2,263,429)	$ (1,337,227)	$ (6,489,405)	$ (2,955,949)
Basic and diluted loss per share (in Dollars per share)	$ (0.08)	$ (0.05)	$ (0.24)	$ (0.11)
Basic and diluted weighted average number of shares outstanding (in Shares)	26,831,603	26,831,603	26,831,603	26,831,603